CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, shares in Thousands, $ in Thousands	USD ($)	Ordinary Share USD ($) shares	Additional Paid-In Capital USD ($)	Treasury Stock USD ($)	Accumulated other comprehensive loss USD ($)	PRC Statutory Reserves USD ($)	Retained Earnings USD ($)	Non-controlling Interests USD ($)	Zhejiang Tianlan Share Capital CNY (¥)	Zhejiang Tianlan Capital Reserve CNY (¥)	Zhejiang Tianlan PRC Statutory Reserve CNY (¥)	Zhejiang Tianlan Retained Earnings CNY (¥)	Zhejiang Tianlan Non Controlling Interests CNY (¥)	Zhejiang Tianlan CNY (¥)
Balance, shares at Dec. 31, 2019 | shares		7,899,832
Balance, amount at Dec. 31, 2019	$ 15,337	$ 123	$ 9,561	$ (786)	$ 899	$ 316	$ 4,346	$ 878	¥ 82,572	¥ 35,510	¥ 14,421	¥ 46,423	¥ 3,943	¥ 182,869
Foreign currency translation adjustment	(31)	0	0	0	(48)	0	0	17
Others | ¥										251	(436)	(3,968)	(269)	(4,422)
Appropriation of reserves | ¥											1,685	(1,685)
Consolidation of companies under common control | ¥										3,600		1,836	2,122	7,558
Ordinary shares injected by shareholders | ¥													(761)	(761)
Utilization of reserve | ¥										(3,600)				(3,600)
Dividend paid	1,299	0	0	0	0	0	1,299	0				(2,890)		(2,890)
Stock-based compensation expense	54	0	54	0	0	0	0	0
Net income (loss) for the year	402	0	0	0	0	0	769	(367)				15,532	(2,032)	13,500
Balance, amount at Dec. 31, 2020	14,463	$ 123	9,615	(786)	851	316	3,816	528	82,572	35,761	15,670	55,248	3,003	192,254
Balance, Shares at Dec. 31, 2020 | shares		7,899,832
Foreign currency translation adjustment	(52)	$ 0	0	0	(64)	0	0	12
Appropriation of reserves | ¥											912	(912)
Dividend paid	1,031	0	0	0	0	0	1,031	0				(13,212)		(13,212)
Stock-based compensation expense	55	0	55	0	0	0	0	0
Net income (loss) for the year	1,366	0	0	0	0	0	989	377				11,285	2,293	13,578
Balance, amount at Dec. 31, 2021	14,801	$ 123	9,670	(786)	787	316	3,774	917	82,572	35,761	16,582	52,409	5,296	192,620
Balance, Shares at Dec. 31, 2021 | shares		7,899,832
Foreign currency translation adjustment	(115)	$ 0	0	0	(62)		0	(53)
Appropriation of reserves | ¥											1,442	(1,442)
Dividend paid	464	0	0	0	0	0	464	0				(9,082)	(318)	(9,400)
Stock-based compensation expense	45	0	45	0	0	0	0	0
Net income (loss) for the year	539	0	0	0	0	0	369	170				14,308	1,458	15,766
Appropriation to statutory reserve	0	0	0	0	0	46	(46)	0
Balance, amount at Dec. 31, 2022	$ 14,806	123	$ 9,715	$ (786)	$ 725	$ 362	$ 3,633	$ 1,034	¥ 85,572	¥ 35,761	¥ 18,024	¥ 56,193	¥ 6,436	¥ 198,986
Balance ,Sharse at Dec. 31, 2022		$ 7,899,832